Transactions with Related Parties - Cardiff Drilling, Economou and Other (Details) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	12 Months Ended		36 Months Ended
	Mar. 31, 2016	Mar. 24, 2016 USD ($) shares	Jun. 08, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 30, 2015 USD ($) shares	Dec. 31, 2015 $ / shares	Mar. 30, 2016 USD ($)	Mar. 30, 2015 USD ($)	Dec. 31, 2014 $ / shares
Common stock par value | $ / shares				$ 0.01		$ 0.01			$ 0.01
Very Large Ore Carriers
Number of vessels				2		2
Suezmax tankers
Number of vessels				4		4
Vessels total sale price								$ 245,000
Aframax tankers
Number of vessels				6		6
Vessels total sale price								$ 291,000
Rangiroa, Negonego and Fakarava
Number of vessels				3		3
Ocean Rig UDW Inc.
Number of common shares offered in a public offering | shares			28,571,428
Common stock par value | $ / shares			$ 0.01
Share price | $ / shares			$ 7
Subsequent Event
Debt Conversion, Amount		$ 8,750
Debt Conversion, Shares Issued | shares		3,500,000
Preferred Stock, Voting Rights		voting power of 5:1
Preferred Stock, Conversion Basis		On a 1:1 basis within 3 months
Subsequent Event | Secured Credit Facility at February 14, 2012
Cash prepayment							$ 15,000
Subsequent Event | Rangiroa, Negonego and Fakarava
Vessels total sale price		$ 70,000
Debt assumed		$ 102,070
Disposal Date	Mar. 31, 2016
Senior Management
Cash Bonus				$ 2,000
Chairman, President and Chief Executive Officer | Revolving Credit Facility
Debt Conversion, Amount					$ 10,000
Debt Conversion, Shares Issued | shares					4,000,000
Chairman, President and Chief Executive Officer | Ocean Rig UDW Inc.
Percentage Of Shareholder				5.40%		5.40%
Common stock value purchased			$ 10,000
Number of common shares offered in a public offering | shares			1,428,571
Chairman, President and Chief Executive Officer | Upon Conversion of Shares
Percentage Of Shareholder				52.70%		52.70%
Chairman, President and Chief Executive Officer | Before the reverse stock split | Revolving Credit Facility
Debt Conversion, Shares Issued | shares					100,000,000
Chairman, President and Chief Executive Officer | Subsequent Event
Percentage Of Shareholder	17.60%
Sifnos Shareholders | Revolving Credit Facility
Debt Conversion, Amount					$ 10,000
Preferred Stock, Voting Rights				5 votes
Preferred Stock, Conversion Basis				On a one to one basis within three months
Global Services Agreement between Ocean Rig and Cardiff Drilling | Cardiff Drilling Inc. | Ocean Rig UDW Inc.
Commissions in connection with employment arrangements						1.00%
Commission on purchase or sale price of vessels						0.75%
Consultancy agreement terms in year						5 years
Ten Memoranda of Agreements | Suezmax tankers
Number of vessels				4		4
Ten Memoranda of Agreements | Aframax tankers
Number of vessels				6		6
Sales Agreements
Number of vessel owning companies				14		14
Sales Agreements | Capesize
Number of vessels				10		10
Sales Agreements | Panamax carriers
Number of vessels				4		4
Sales Agreements | Capesize bulk carriers
Number of vessels				3		3